Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The accompany consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Certain prior year amounts in the consolidated statements of comprehensive loss have been reclassified to conform to the current year presentation.

Principles of consolidation
The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated upon consolidation.
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable and contract assets, inventory provision, standalone selling prices of performance obligations, the useful lives and impairment of long-lived assets, the fair value of share-based awards, the fair value of warrant liability and breakage income. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.
Foreign currency translation
The functional currency of the Company and BR Hong Kong Limited is US$. The functional currency of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries is RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The financial statements of the Company and the Company’s subsidiary outside PRC are translated from the functional currency to the reporting currency.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical costs in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive (loss) income and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.5250 per US$1.00 on December 31, 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.
Restricted cash
Restricted cash primarily represent deposits restricted in designated bank accounts for specific uses in relation to certain government grants received.
In November 2016, the FASB issued Accounting Standard Update (“ASU”)
No. 2016-18,
Statement of Cash Flows (Topic 230): Restricted Cash
, which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. The Group early adopted the updated guidance retrospectively and presented restricted cash within the ending cash, cash equivalents and restricted cash balance on the Group’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020.
Accounts receivable and allowance for doubtful accounts
Accounts receivable are carried at net realizable value. The Group records allowance for doubtful accounts in the period when collection is no longer probable. The Group considers specific evidence when evaluating the collectability of accounts receivables, including the aging of the receivable, customer payment history, customer’s credit worthiness and other factors. Accounts receivable are written off when management determines a balance is uncollectable after all collection efforts have ceased.
Short-term
investment
s
All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments held by the Group represented time deposits of remaining maturities of greater than three months but less than twelve months.

Fair value measurements
The Group applies ASC 820,
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1  - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2  - Include other inputs that are directly or indirectly observable in the marketplace
Level 3  - Unobservable inputs which are supported by little or no market activity
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The carrying amounts of cash and cash equivalent, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, accounts payable and short-term borrowings approximate their fair values because of their generally short maturities. The carrying amounts of long-term borrowings and long-term investment approximate their fair values since they bear interest at rates which approximate market interest rates.
On January 22, 2020, the holder of the Series C convertible redeemable preferred shares warrants (the “Series C Warrant”) exercised its Series C
Warrant and purchased
1,064,950 Series C convertible redeemable preferred shares (
N
ote 12). The Group recognized a gain from the
decrease in warrant fair value
 of RMB3,503 (US$537) for the year ended December 31, 2020. The Group recognized a loss from the increase in fair value of RMB2,839 for the year ended December 31, 2019.
The Group records fair value change of the warrant as a component of non-operating income (expense) in the consolidated statement of comprehensive loss.
The Group measured the fair value of its warrant liability on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2019. The valuation technique, inputs and corresponding impact to the fair value are as follows:

Financial instrument	Valuation technique	Unobservable input	Estimation
Warrant liability	Black-Scholes option pricing model	Volatility for Black-Scholes option pricing model		45%
		Market value of the underlying Series C Preferred Shares	US$	12.08

The following table presents a reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs:

Warrant liability
RMB
Balance as of December 31, 2019	23,503
Fair value change	(3,503)
Foreign exchange translation	(260)
Exercise of Series C Warrant ( N ote 12)	(19,740)

Balance as of December 31, 2020	—

The amount of total gain for the year ended December 31, 2020 included in losses (RMB)	3,503
The amount of total gain for the year ended December 31, 2020 included in losses (US$ )	537
The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2019 and 2020. As of December 31, 2020, there were no warrants outstanding. Therefore, there was no asset or liability measured at fair value using Level 3 unobservable inputs on a recurring basis as of December 31, 2020.

The Group had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis as of December 31, 2019 and 2020.
Inventories
Inventories consist of raw materials, work in progress and finished goods which are stated at the lower of cost and net realizable value. Cost is determined using the weighted average method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales price, obsolescence, or similar reductions in the estimated net realizable value, and recorded in cost of sales.
Equity method investment
Equity method investments represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control
 and
are accounted for using the equity method of accounting in accordance with ASC Subtopic
323-10,
Investments-Equity Method and Joint Ventures: Overall
. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC
323-10.
An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

In January 2017, the Group acquired for 20.29% equity interest in EaSuMed Holding Ltd.
of
an amount of US$363. In October 2020, additional shares were allotted to the Group from EaSuMed Holding Ltd. and therefore the Group held
 a
21.04% equity interest in EaSuMed Holding Ltd. as of December 31, 2020. The Group exercised significant influence over the investee with its one seat on the board of directors and accounted for its investment under the equity method. The Group recognized loss es
from equity method investment of RMB422, RMB230 and RMB275 (US$42) for the years ended December 31, 2018, 2019 and 2020, respectively. No impairment loss was recognized for the years presented.
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Computer software	3 years
The Group does not have any indefinite-lived intangible assets.

Impairment of long-lived assets
The Group evaluates the recoverability of its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.
No impairment loss was recorded for the years ended December 31, 2018, 2019 and 2020.

Segment reporting
In accordance with ASC 280,
Segment Reporting
. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM evaluates segment performance based on revenues and gross profit by the operating segments of central laboratory business, in-hospital
business and pharma research and development services. Substantially all of the Group’s revenues are derived from within the PRC.

Revenue recognition
The Group derives revenues from its central laboratory business, in-hospital business and pharma research and development services. The Group recognizes revenue to depict the transfer of promised products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services.
Revenue from central laboratory business
Revenue from central laboratory business is primarily generated through the sales of the Group’s cancer therapy selection test, to individual patient customers. The individual patient prepays the consideration in full and the transaction price for each contract is fixed at contract inception. The patient can choose to purchase a single cancer therapy selection test or a package which consists of multiple cancer therapy selection tests of the same type or a combination of different types of cancer therapy selection tests. Each cancer therapy selection test represents a single performance obligation. Revenue is allocated to each performance obligation based on the relative standalone selling price method. The Group records revenue at a point in time, when each cancer therapy selection testing report is delivered to the patient.
The group launched cancer therapy selection testing packages (“Monitoring Packages”) in 2017. Each monitoring package contain a fixed number of the same type cancer therapy selection test which can be used up to two years from purchase date. Based on historical usage rates, a portion of the cancer therapy selection tests within the Monitoring Packages are not expected to be used by the patient prior to expiration, referred to as a “breakage”. The Group recognizes the expected breakage amount as revenue in proportion to the total number of tests expected to be performed for patients prior to the expiration date. If the Group is not expected to be entitled to a breakage amount due to the lack of historical experience, the expected breakage amount is recognized as revenue at the end of the two year period when the monitoring package expires. The Group evaluates its breakage estimates periodically based upon its historical experience with each type of Monitoring Packages recent usage pattern prior to the expiration period. The historical usage rates may not be reflective of the actual usage rates due to changes in patient behavior and medical advancements. The determination of whether the Group has accumulated sufficient historical experience to determine breakage amount, and changes in the actual patients’ usage rates may significantly impact on the amount of breakage revenue recognized for the period. The Group changed its estimates of the entitlement of breakage amount in 2019 as the Group concluded it has sufficient historical experience to estimate breakage. The Group recognized breakage income breakage income of nil, RMB14,723 and RMB11,900 (US$1,824)

for the years ended December 31, 2018, 2019 and 2020, respectively.

Revenue from
in-hospital
business
Revenue from
in-hospital
business is primarily generated through reagent kit sales and providing facilitation services for laboratory equipment sold to hospitals. The Group manufactures the reagent kits and sells to the hospitals when the hospitals submit a purchase order. Each reagent kit represents a single performance obligation. The Group does not provide rights of return for the reagent kits sold other than returns of defective products. Returns for defective products were not material for the periods presented. Revenue is allocated to each performance obligation based on a relative standalone selling price basis using the expected cost plus a margin method. The Group records revenue on the sales of reagent kits at a point in time when the reagent kits are delivered to the hospital.
For the facilitation services, the Group purchases the laboratory equipment from third-party suppliers when the hospital submits purchase request and resells the laboratory equipment to the hospital. The Group acts as an agent in facilitating laboratory equipment sales as it does not control the laboratory equipment prior to its delivery to the hospitals and does not have inventory risks. The facilitation services for each piece of laboratory equipment represents a single performance obligation. The Group records revenue on a net basis at the point in time when the Group has completed its facilitation services.
Revenue from pharma research and development services
The Group provides pharma research and development services to pharmaceutical companies for developing new targeted therapies and immunotherapies on various types of cancers and to hospitals for their studies on cancer diagnosis and treatment. The pharma research and development services include a range of cancer therapy selection testing services, analytical validation services and project management services. The Group will deliver an analysis report upon the completion of services. The testing services, analytical validation services and project management services are not distinct within the context of the contract because the Group is using these services as inputs to produce the analysis report. The Group recognizes services revenue over the period in which these services are provided because the Group does not create an asset with alternative use to the Group and the Group has an enforceable right to payment for the performance completed to date. The Group recognizes revenue using an output method to measure progress that utilizes cancer therapy selection testing performed to date as its measure of progress.
Pharmaceutical companies may also separately engage the Group to perform multiple cancer therapy selection tests without an analysis of the test results. Each therapy selection test is capable of being distinct and separately identifiable from other promises in the contracts and therefore, represent distinct performance obligations. Revenue is allocated to each cancer therapy selection test using a relative standalone selling price basis. The Group records revenue at a point in time, when each cancer therapy selection test result is delivered to the pharmaceutical companies and hospitals.

Contract assets and liabilities
When the Group satisfies its performance obligations by providing products or services to a customer before the customer pays consideration or before payment is due, the Group recognizes its conditional rights to consideration as a contract asset, which is presented as “contract assets” on the consolidated balance sheets. The contract assets are transferred to the receivables when the rights become unconditional. When a customer pays consideration before the Group provides products or services, the Group records its obligation as a contract liability, which is presented as “deferred revenue” on the consolidated balance sheets.
Contract assets increased RMB21,625 (US$3,314) compared to the year ended December 31, 2019 because the Group has an unconditional right to bill customers only upon delivery of all reagent kits and the Group did not deliver all of the reagent kits in certain revenue arrangements with hospitals as of December 31, 2020. The Group recorded an impairment loss on contract assets of nil, nil and RMB3,497 (US$536) for the years ended December 31, 2018, 2019 and 2020, respectively. The increase in deferred revenue of RMB24,863 (US$3,810) as compared to the year ended December 31, 2019 is a result of the increase in consideration received from the Group’s customers. The Group receives payments from customers based on a billing schedule as established in contracts. Revenue recognized that was included in deferred revenue balance at the beginning of the year was RMB26,587, RMB41,255 and RMB27,807 (US$4,262
)
for the years ended December 31, 2018, 2019 and 2020, respectively.
The transaction prices allocated to the remaining performance obligations (unsatisfied or partially satisfied) as of December 31, 2019 and 2020 were RMB56,110 and RMB115,523 (US$17,705), respectively. The Group expects to recognize the related revenue within one year.
Value added taxes and related surcharges
The Group is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in the PRC. The Group’s applicable value added tax rate is 6% or 17%. Pursuant to further VAT reform implemented from May 1, 2018, the previous applicable VAT tax rates of
17% were adjusted to 16% and further adjusted to 13% beginning in
April 2019.
The Group excludes VAT from the measurement of transaction price because the Group is collecting the VAT on behalf of tax authorities. The Group is also subject to surcharges on VAT payments in accordance with PRC law, which is recorded as cost of revenue. Surcharges are recorded when incurred because they are not imposed on and concurrent with a specific revenue arrangement and were immaterial for the years ended December 31, 2018, 2019 and 2020, respectively.
Research and development expenses
Research and development expenses primarily consist of salaries and benefits for research and development personnel and the cost of materials for research and development projects and products. The Group expenses research and development costs as they are incurred.

Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as a reduction of the related expense when the conditions are met. The government subsidies with no further conditions to be met are recorded as other income when received. Where the grant relates to an asset, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset as a reduction of the related expense.
Leases
The Group classifies leases as either operating or capital leases at inception date. The Group assesses a lease to be a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.
All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease terms. The Group leases certain office space and network equipment under non-cancelable
operating lease agreements. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purpose of recognizing lease expense on straight-line basis over the term of the lease.
Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive (loss) income of the Group includes foreign currency translation adjustments related to the Group and its overseas subsidiaries, whose functional currency is US$.

Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expenses.
Share-based compensation
The Group applies ASC 718,
Compensation — Stock Compensation
(“ASC 718”), to account for its employee share-based payments awards granted to certain directors, executives and employees. Share options granted are classified as equity awards and are measured based on the grant date fair value of the equity instrument issued. For employee award with only service condition, the Group record compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in
capital. For employee award with service condition and performance condition that has graded vesting schedule, the Group record compensation costs on a tranche-by-tranche
basis, with a corresponding impact reflected in additional
paid-in
capital. The Group early adopted ASU
No. 2016-09

Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting (“ASU
2016-09”)
and accounts for forfeitures as they occur.

Loss per share
In accordance with ASC 260,
Earnings Per Share
, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted
method, and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the periods presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.

Employee defined contribution plan
As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB20,566, RMB29,825 and RMB28,232 (US$4,327) for the years ended December 31, 2018, 2019 and 2020, respectively.
Modification of redeemable convertible preferred shares
The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than ten percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.
Concentration of risks
Concentration of credit risk
As of December 31 2020, the Group had R
MB2,287,338 (US$350,550) in cash and cash equivalents, restricted cash, and short-term investments, 55% and 45% of which were held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.
Accounts receivables are typically unsecured and denominated in RMB and are derived from revenues earned from reputable customers. No customer accounted for more than 10% of the Group’s total accounts receivable balance as of December 31, 2018. As of December 31, 2019 and 2020, the Group had two customers with a receivable balance exceeding 10% of the total accounts receivable balance. The Group manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers
A significant portion of the Group’s equipment and raw materials were purchased from its two suppliers, who collectively accounted for 52%, 67% and 57% of the Group’s total equipment and raw materials purchases for the years ended December 31, 2018, 2019 and 2020, respectively.
Business and economic risk
The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Currency convertibility risk
Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For US$ against RMB, there was appreciation of approximately 5.7% and 1.3%, depreciation of approximately 6.3% in the years ended December 31, 2018, 2019 and 2020 respectively.
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents are denominated in US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

Reverse share split
On January 30, 2020, the Company’s board of directors and shareholders approved an amended and restated memorandum and articles of association of the Company to effect a reverse split of shares of all issued and unissued shares of the Company (including stock options issued or issuable to employees and directors) as well as issued and outstanding Preferred Shares, on a
2-for-1
basis (the “Reverse Share Split”). The par values and the authorized shares of the ordinary shares, preferred shares were adjusted as a result of the Reverse Share Split. The Reverse Share Split became effective on January 30, 2020. All ordinary shares, preferred shares, and the
related per share amounts contained in the financial statements have been retroactively adjusted to reflect the Reverse Share Split for all periods presented.
Recently issued accounting pronouncements
The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Start-ups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.
In February 2016, the FASB issued ASU
No. 2016-02
(“ASU
2016-02”),
Leases
(Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10
(“ASU
2018-10”),
Codification Improvements to Topic 842, Leases
, which clarifies certain aspects of the guidance issued in ASU
2016-02;
and ASU
No. 2018-11
(“ASU
2018-11”),
Leases (Topic 842): Targeted Improvements
, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). In November 2019, the FASB issued ASU
No. 2019-10,
Financial
Instruments - Credit Losses

(Topic 326),
Derivatives and Hedging (Topic 815), and Leases (Topic 842), Effective Dates
(“ASU
2019-10”),
which extends the adoption date for certain registrants. The updated guidance is effective for the Group for annual reporting periods beginning January 1, 2021 and interim periods within annual periods beginning January 1, 2022.
Early adoption is permitted. The Group plans to early adopt the new lease standard and the Group expects that applying the ASU
2016-02
would materially increase the assets and liabilities due to the recognition of right-of-use
assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of comprehensive loss and consolidated statements of cash flows.

In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments - Credit Losses
 (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU
2019-10,
which extends the adoption date for certain registrants. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2023.

The Group plans to early adopt the credit losses standard and expects that applying ASU 2016-13 would increase the allowance accounts receivable and contract assets.
In December 2019, the FASB issued ASU 2019-12,
Simplifying the Accounting for Income Taxes
to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
In January 2020, the FASB issued ASU 2020-01,
Clarifying the interactions between Topic 321, Topic 323 and Topic 815.
The amendments in this Update clarify certain interactions between the guidance for certain equity securities under Topic 321, the guidance to account for investments under the equity method of accounting in Topic 323, and the guidance in Topic 815, which could change how an entity accounts for an equity security under the measurement alternative or a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with Topic 825, Financial Instruments. The amendment in ASU 2020-01 are effective for public business entities in fiscal years beginning after December 15, 2020 and fiscal years beginning after December 15, 2021 for all other entities. Early adoption is permitted. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.